INCOME TAXES - Summary of effect of tax holiday (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax saving amount due to HNTE status, software enterprise and other jurisdiction	¥ 108,922	¥ 139,441	¥ 26,441
Income (loss) per share effect-basic and diluted	¥ 0.51	¥ 0.65	¥ 0.12